Supplemental Cash Flow Information - Summary of Changes in liabilities arising from financing activities (Detail) - CAD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes in Liabilities Arising From Financing Activities [Abstract]
Beginning Balance	$ 13,215,601	$ 14,102,718	$ 14,102,718	$ 13,973,055	$ 78,285
New advances	24,600,213	6,260,673	10,664,916	8,726,766	16,539,700
Repayments of principal	(8,224,068)	(7,009,073)	(9,781,554)	(9,011,638)	(6,787,528)
Repayments of interest	(1,055,673)	(377,648)	(757,950)	(642,809)	(500,413)
Liability assumed					2,904,355
Liability related items
Assumption of loans in business combination				371,609	1,339,546
Forgiveness of PPP Loans		(175,790)	(1,835,237)	(124,507)
Finance Fees Paid	(300,707)		(191,310)
Non-cash related items
Accretion of interest and debt issuance costs	836,182	460,411	869,567	959,058	445,762
Loss On Debt Modification	161,698		138,908
Benefit from below market interest rate		(117,482)
Foreign exchange and other	752,561	(9,354)	5,543	(148,816)	(46,652)
Ending Balance	$ 29,985,807	$ 13,134,455	$ 13,215,601	$ 14,102,718	$ 13,973,055